Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2020
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Carrying value of debt and equity investments	$126,920	$123,279
Debt guarantees	8,848	68,901
Maximum exposure to loss	$135,768	$192,180